Note 6 - Assets Held For Sale (Tables)	12 Months Ended
Mar. 31, 2022
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	As of:
	March 31,	March 31,
	2022	2021
Property, plant and equipment (net)	$5,979	$8,656
Current assets held for sale	$5,979	$8,656